Contingent liabilities and commitments - Summary of contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Notional contract amount	£ 100,079,291	£ 83,792,768
Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	26,633	26,565
Commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	355,388	353,777
Carried at fair value | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	905	988
Carried at fair value | Commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	21,292	15,350
Guarantees and letters of credit pledged as collateral security | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	16,890	16,814
Performance guarantees, acceptances and endorsements | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	9,743	9,751
Documentary credits and other short-term trade related transactions | Commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	1,103	1,433
Standby facilities, credit lines and other commitments | Commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	£ 354,285	£ 352,344